Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Oberweis Funds
Entity Central Index Key	0000803020
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Oberweis Micro-Cap Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Micro-Cap Fund
Class Name	Investor Class
Trading Symbol	OBMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OBMCX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Investor Class	$157	1.46%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 14.71% compared to 21.84% for its benchmarked index, the Russell Micro-Cap Growth Index.

•   Micro-cap stocks fared well in 2025, though the rally was led by low-quality equities, namely unprofitable companies and those with low return-on-equity. This was a headwind for our strategy, which focuses on profitable companies beating consensus expectations.

•   At sector level, portfolio benefitted from favorable stock selection in industrials, communication services, and consumer staples while health care, technology, and energy detracted from performance.

•   At the stock level, Tutor Perini (TPC), Argan, Inc. (AGX), and Primoris Services Corporation (PRIM) were among the top contributors to performance. Grid Dynamics Holdings, Inc. (GDYN), Ultra Clean Holdings, Inc. (UCTT), and Weave Communications (WEAV) were among the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000.00 Investment (December 31, 2015 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBMCX	14.71	18.10	17.66
Russell Microcap Growth Index	21.84	2.81	7.82
S&P 500 Index	17.88	14.42	14.82

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Net Assets	$ 870,152,076
Holdings Count	80
Advisory Fees Paid, Amount	$ 7,408,567
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$870,152,076	80	41%	$7,408,567

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	99.6
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)

Applied Optoelectronics, Inc.	4.3
Tutor Perini Corp.	2.9
GeneDx Hldgs. Corp.	2.8
Rush Street Interactive, Inc.	2.8
IMAX Corp.	2.7
Camtek Ltd.	2.6
American Superconductor Corp.	2.6
Silicon Motion Technology Corp. ADS	2.5
Primoris Services Corp.	2.3
National Vision Hldgs., Inc.	2.3

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	9.7
Healthcare Equipment & Supplies	9.1
Construction & Engineering	6.6
Electronic Equipment, Instruments & Components	5.7
Pharmaceuticals	5.7
Electrical Equipment	4.7
Machinery	4.4
Communications Equipment	4.3
Specialty Retail	4.3
Biotechnology	4.1

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Applied Optoelectronics, Inc.	4.3
Tutor Perini Corp.	2.9
GeneDx Hldgs. Corp.	2.8
Rush Street Interactive, Inc.	2.8
IMAX Corp.	2.7
Camtek Ltd.	2.6
American Superconductor Corp.	2.6
Silicon Motion Technology Corp. ADS	2.5
Primoris Services Corp.	2.3
National Vision Hldgs., Inc.	2.3

Material Fund Change [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.
Oberweis Micro-Cap Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Micro-Cap Fund
Class Name	Institutional Class
Trading Symbol	OMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OMCIX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Micro-Cap Fund - Institutional Class	$13,009	1.21%

Expenses Paid, Amount	$ 13,009
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•     For the year ended December 31, 2025, the Fund returned 15.02% compared to 21.84% for its benchmarked index, the Russell Micro-Cap Growth Index.

•     Micro-cap stocks fared well in 2025, though the rally was led by low-quality equities, namely unprofitable companies and those with low return-on-equity. This was a headwind for our strategy, which focuses on profitable companies beating consensus expectations.

•     At sector level, portfolio benefitted from favorable stock selection in industrials, communication services, and consumer staples while health care, technology, and energy detracted from performance.

•     At the stock level, Tutor Perini (TPC), Argan, Inc. (AGX), and Primoris Services Corporation (PRIM) were among the top contributors to performance. Grid Dynamics Holdings, Inc. (GDYN), Ultra Clean Holdings, Inc. (UCTT), and Weave Communications (WEAV) were among the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $1,000,000.00 Investment (May 1, 2017 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OMCIX	15.02	18.42	16.67
Russell Microcap Growth Index	21.84	2.81	7.78
S&P 500 Index	17.88	14.42	14.84

[1] Since the inception of OMCIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Performance Inception Date	May 01, 2017
Net Assets	$ 870,152,076
Holdings Count	80
Advisory Fees Paid, Amount	$ 7,408,567
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$870,152,076	80	41%	$7,408,567

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	99.6
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)

Applied Optoelectronics, Inc.	4.3
Tutor Perini Corp.	2.9
GeneDx Hldgs. Corp.	2.8
Rush Street Interactive, Inc.	2.8
IMAX Corp.	2.7
Camtek Ltd.	2.6
American Superconductor Corp.	2.6
Silicon Motion Technology Corp. ADS	2.5
Primoris Services Corp.	2.3
National Vision Hldgs., Inc.	2.3

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	9.7
Healthcare Equipment & Supplies	9.1
Construction & Engineering	6.6
Electronic Equipment, Instruments & Components	5.7
Pharmaceuticals	5.7
Electrical Equipment	4.7
Machinery	4.4
Communications Equipment	4.3
Specialty Retail	4.3
Biotechnology	4.1

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Applied Optoelectronics, Inc.	4.3
Tutor Perini Corp.	2.9
GeneDx Hldgs. Corp.	2.8
Rush Street Interactive, Inc.	2.8
IMAX Corp.	2.7
Camtek Ltd.	2.6
American Superconductor Corp.	2.6
Silicon Motion Technology Corp. ADS	2.5
Primoris Services Corp.	2.3
National Vision Hldgs., Inc.	2.3

Material Fund Change [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.
Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Small-Cap Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSOX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small-Cap Opportunities Fund - Investor Class	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 14.28% and outperformed its benchmarked index, the Russell 2000 Growth Index, which returned 13.01%.

•   The Fund outperformed in 2025, despite a “low quality” rally that favored unprofitable companies and those with low return-on-equity. This is typically a headwind for our strategy, which focuses on profitable companies beating consensus expectations. Favorable stock selection, particularly from AI-related companies, helped the Fund to nonetheless outperform in 2025.

•   At sector level, portfolio benefitted from favorable stock selection in technology, financials, and communication services while health care, consumer staples, and industrials detracted from performance.

•   At the stock level, Credo Technology (CRDO), Lumentum Holdings (LITE), and Rambus Inc. (RMBS) were among the top contributors to performance. BellRing Brands (BRBR), Abercrombie and Fitch (ANF), and Deckers Outdoor (DECK) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000.00 Investment (December 31, 2015 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSOX	14.28	14.41	15.05
Russell 2000 Growth Index	13.01	3.18	9.57
S&P 500 Index	17.88	14.42	14.82

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Net Assets	$ 1,823,216,190
Holdings Count	78
Advisory Fees Paid, Amount	$ 12,369,424
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$1,823,216,190	78	58%	$12,369,424

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	96.7
Other Assets less Liabilities	3.3

Top Ten Holdings (% of Net Assets)

Lumentum Hldgs., Inc.	5.2
Credo Technology Group Hldg. Ltd.	5.0
SharkNinja, Inc.	3.0
Rambus, Inc.	2.2
SiTime Corp.	2.1
Nova Ltd.	2.0
SkyWest, Inc.	2.0
Encompass Health Corp.	2.0
Frontdoor, Inc.	1.9
DigitalOcean Hldgs., Inc.	1.9

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	16.4
Communications Equipment	9.2
Software	9.0
Healthcare Providers & Services	5.8
Healthcare Equipment & Supplies	4.9
Hotels, Restaurants & Leisure	4.7
Aerospace & Defense	4.2
Electronic Equipment, Instruments & Components	4.1
Machinery	3.2
Household Durables	3.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Lumentum Hldgs., Inc.	5.2
Credo Technology Group Hldg. Ltd.	5.0
SharkNinja, Inc.	3.0
Rambus, Inc.	2.2
SiTime Corp.	2.1
Nova Ltd.	2.0
SkyWest, Inc.	2.0
Encompass Health Corp.	2.0
Frontdoor, Inc.	1.9
DigitalOcean Hldgs., Inc.	1.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Small-Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSIX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Small-Cap Opportunities Fund - Institutional Class	$10,731	1.00%

Expenses Paid, Amount	$ 10,731
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 14.62% and outperformed its benchmarked index, the Russell 2000 Growth Index, which returned 13.01%.

•   The Fund outperformed in 2025, despite a “low quality” rally that favored unprofitable companies and those with low return-on-equity. This is typically a headwind for our strategy, which focuses on profitable companies beating consensus expectations. Favorable stock selection, particularly from AI-related companies, helped the Fund to nonetheless outperform in 2025.

•   At sector level, portfolio benefitted from favorable stock selection in technology, financials, and communication services while health care, consumer staples, and industrials detracted from performance.

•   At the stock level, Credo Technology (CRDO), Lumentum Holdings (LITE), and Rambus Inc. (RMBS) were among the top contributors to performance. BellRing Brands (BRBR), Abercrombie and Fitch (ANF), and Deckers Outdoor (DECK) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $1,000,000.00 Investment (May 1, 2017 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OBSIX	14.62	14.69	15.28
Russell 2000 Growth Index	13.01	3.18	8.87
S&P 500 Index	17.88	14.42	14.84

[1] Since the inception of OBSIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Performance Inception Date	May 01, 2017
Net Assets	$ 1,823,216,190
Holdings Count	78
Advisory Fees Paid, Amount	$ 12,369,424
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$1,823,216,190	78	58%	$12,369,424

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	96.7
Other Assets less Liabilities	3.3

Top Ten Holdings (% of Net Assets)

Lumentum Hldgs., Inc.	5.2
Credo Technology Group Hldg. Ltd.	5.0
SharkNinja, Inc.	3.0
Rambus, Inc.	2.2
SiTime Corp.	2.1
Nova Ltd.	2.0
SkyWest, Inc.	2.0
Encompass Health Corp.	2.0
Frontdoor, Inc.	1.9
DigitalOcean Hldgs., Inc.	1.9

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	16.4
Communications Equipment	9.2
Software	9.0
Healthcare Providers & Services	5.8
Healthcare Equipment & Supplies	4.9
Hotels, Restaurants & Leisure	4.7
Aerospace & Defense	4.2
Electronic Equipment, Instruments & Components	4.1
Machinery	3.2
Household Durables	3.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Lumentum Hldgs., Inc.	5.2
Credo Technology Group Hldg. Ltd.	5.0
SharkNinja, Inc.	3.0
Rambus, Inc.	2.2
SiTime Corp.	2.1
Nova Ltd.	2.0
SkyWest, Inc.	2.0
Encompass Health Corp.	2.0
Frontdoor, Inc.	1.9
DigitalOcean Hldgs., Inc.	1.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.
Oberweis Global Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBEGX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Investor Class	$158	1.44%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 19.38% compared to 19.72% for its benchmarked index, the MSCI ACWI Small-Cap Index.

•   Global small-cap equities gained broadly in 2025, with non-U.S. markets generally demonstrating leadership.

•   At the country level, stock selection in the United States, Sweden, and Germany added to portfolio return, while the United Kingdom, Israel, and China detracted from portfolio return.

•   At the sector level, technology, consumer discretionary, and industrials added to return, while health care, materials, and energy detracted.

•   At the stock level Credo Technology (CRDO US), Lumentum Holdings (LITE), and SAAB AB (SAABB SS) were among the top contributors to performance; Ashtead Technology (AT/ LN), Onto Innovation (ONTO), and Parsons Corporation (PSN) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000.00 Investment (December 31, 2015 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBEGX	19.38	4.48	9.03
MSCI ACWI Small-Cap Index	19.72	7.29	9.32
MSCI EAFE Index	31.22	8.92	8.18

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Net Assets	$ 57,548,422
Holdings Count	53
Advisory Fees Paid, Amount	$ 494,386
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$57,548,422	53	85%	$494,386

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	90.4
Other Assets less Liabilities	9.6

Top Ten Holdings (% of Net Assets)

Lumentum Hldgs., Inc.	5.8
Credo Technology Group Hldg. Ltd.	4.0
Food & Life Cos. Ltd.	3.7
SharkNinja, Inc.	3.3
Games Workshop Group PLC	3.2
Ryohin Keikaku Co. Ltd.	2.3
Zeta Global Hldgs. Corp.	2.2
Mitsui E&S Co. Ltd.	2.2
Accelleron Industries AG	2.2
Cranswick PLC	2.2

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	8.9
Software	7.8
Communications Equipment	5.8
Machinery	5.5
Healthcare Equipment & Supplies	5.5
Hotels, Restaurants & Leisure	5.3
Household Durables	4.7
Electrical Equipment	3.6
Healthcare Providers & Services	3.4
Trading Co. & Distribution	3.3

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Lumentum Hldgs., Inc.	5.8
Credo Technology Group Hldg. Ltd.	4.0
Food & Life Cos. Ltd.	3.7
SharkNinja, Inc.	3.3
Games Workshop Group PLC	3.2
Ryohin Keikaku Co. Ltd.	2.3
Zeta Global Hldgs. Corp.	2.2
Mitsui E&S Co. Ltd.	2.2
Accelleron Industries AG	2.2
Cranswick PLC	2.2

Material Fund Change [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.
Oberweis Global Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBGIX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Global Opportunities Fund - Institutional Class	$13,071	1.19%

Expenses Paid, Amount	$ 13,071
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 19.68% compared to 19.72% for its benchmarked index, the MSCI ACWI Small-Cap Index.

•   Global small-cap equities gained broadly in 2025, with non-U.S. markets generally demonstrating leadership.

•   At the country level, stock selection in the United States, Sweden, and Germany added to portfolio return, while the United Kingdom, Israel, and China detracted from portfolio return.

•   At the sector level, technology, consumer discretionary, and industrials added to return, while health care, materials, and energy detracted.

•   At the stock level Credo Technology (CRDO US), Lumentum Holdings (LITE), and SAAB AB (SAABB SS) were among the top contributors to performance; Ashtead Technology (AT/ LN), Onto Innovation (ONTO), and Parsons Corporation (PSN) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $1,000,000.00 Investment (May 01, 2017 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OBGIX	19.68	4.75	9.34
MSCI ACWI Small-Cap Index	19.72	7.29	8.46
MSCI EAFE Index	31.22	8.92	8.18

[1] Since the inception of OBGIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Performance Inception Date	May 01, 2017
Net Assets	$ 57,548,422
Holdings Count	53
Advisory Fees Paid, Amount	$ 494,386
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$57,548,422	53	85%	$494,386

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	90.4
Other Assets less Liabilities	9.6

Top Ten Holdings (% of Net Assets)

Lumentum Hldgs., Inc.	5.8
Credo Technology Group Hldg. Ltd.	4.0
Food & Life Cos. Ltd.	3.7
SharkNinja, Inc.	3.3
Games Workshop Group PLC	3.2
Ryohin Keikaku Co. Ltd.	2.3
Zeta Global Hldgs. Corp.	2.2
Mitsui E&S Co. Ltd.	2.2
Accelleron Industries AG	2.2
Cranswick PLC	2.2

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	8.9
Software	7.8
Communications Equipment	5.8
Machinery	5.5
Healthcare Equipment & Supplies	5.5
Hotels, Restaurants & Leisure	5.3
Household Durables	4.7
Electrical Equipment	3.6
Healthcare Providers & Services	3.4
Trading Co. & Distribution	3.3

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Lumentum Hldgs., Inc.	5.8
Credo Technology Group Hldg. Ltd.	4.0
Food & Life Cos. Ltd.	3.7
SharkNinja, Inc.	3.3
Games Workshop Group PLC	3.2
Ryohin Keikaku Co. Ltd.	2.3
Zeta Global Hldgs. Corp.	2.2
Mitsui E&S Co. Ltd.	2.2
Accelleron Industries AG	2.2
Cranswick PLC	2.2

Material Fund Change [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.
Oberweis China Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis China Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis China Opportunities Fund (“OBCHX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Investor Class	$220	1.83%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 40.88%, significantly outperforming its benchmarked index, the MSCI China Index, which returned 31.17%.

•   The Chinese market’s strong performance in 2025 — outpacing both emerging and developed market indices — was underpinned by three forces: the resilience of China’s macroeconomic fundamentals, the government’s strategic recalibration of the capital market’s role, and the early but meaningful breakthroughs in innovation led by Chinese companies such as DeepSeek.

•   At the sector level, consumer discretionary, industrials, and financials contributed to performance while communication services, consumer staples, and energy were top detractors.

•   At the stock level, Pop Mart International (9992 HK), Alibaba (BABA), and Tencent Holdings (0700 HK) were among the top contributors to performance; Meituan (3690 HK), VNET Group (VNET), and Trip.com Group (TCOM) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000.00 Investment (December 31, 2015 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBCHX	40.88	(3.70)	6.29
MSCI China Net Index	31.17	(3.20)	5.54

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.

Material Change Date	Sep. 30, 2025
Net Assets	$ 51,478,090
Holdings Count	51
Advisory Fees Paid, Amount	$ 460,825
Investment Company, Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$51,478,090	51	127%	$460,825

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	98.7
Short-Term Investments	1.4
Other Liabilities less Assets	(0.1)

Top Ten Holdings (% of Net Assets)

Alibaba Group Hldg. Ltd.	8.2
Tencent Hldgs. Ltd.	8.2
Zijin Mining Group Co. Ltd.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
China Construction Bank Corp.	3.1
China Hongqiao Group Ltd.	2.6
Harbin Electric Co. Ltd.	2.5
Micron Technology, Inc.	2.5
Contemporary Amperex Technology Co. Ltd.	2.4
NetEase, Inc.	2.4

Top Ten Industries (% of Net Assets)

Interactive Media & Services	9.9
Banks	9.8
Metals & Mining	9.1
Semiconductors & Semiconductor Equipment	8.8
Broadline Retail	8.2
Electronic Equipment, Instruments & Components	6.5
Electrical Equipment	6.2
Hotels, Restaurants & Leisure	5.2
Insurance	5.1
Capital Markets	4.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Alibaba Group Hldg. Ltd.	8.2
Tencent Hldgs. Ltd.	8.2
Zijin Mining Group Co. Ltd.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
China Construction Bank Corp.	3.1
China Hongqiao Group Ltd.	2.6
Harbin Electric Co. Ltd.	2.5
Micron Technology, Inc.	2.5
Contemporary Amperex Technology Co. Ltd.	2.4
NetEase, Inc.	2.4

Material Fund Change [Text Block]	How has the Fund changed? The Oberweis China Opportunties Fund’s expense limit was reduced to 1.80% effective September 30, 2025.
Material Fund Change Expenses [Text Block]	The Oberweis China Opportunties Fund’s expense limit was reduced to 1.80% effective September 30, 2025.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.
Oberweis China Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis China Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OCHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis China Opportunities Fund (“OCHIX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis China Opportunities Fund - Institutional Class	$19,055	1.58%

Expenses Paid, Amount	$ 19,055
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 41.20%, significantly outperforming its benchmarked index, the MSCI China Index, which returned 31.17%.

•   The Chinese market’s strong performance in 2025 — outpacing both emerging and developed market indices — was underpinned by three forces: the resilience of China’s macroeconomic fundamentals, the government’s strategic recalibration of the capital market’s role, and the early but meaningful breakthroughs in innovation led by Chinese companies such as DeepSeek.

•   At the sector level, consumer discretionary, industrials, and financials contributed to performance while communication services, consumer staples, and energy were top detractors.

•   At the stock level, Pop Mart International (9992 HK), Alibaba (BABA), and Tencent Holdings (0700 HK) were among the top contributors to performance; Meituan (3690 HK), VNET Group (VNET), and Trip.com Group (TCOM) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $1,000,000.00 Investment (May 01, 2017 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OCHIX	41.20	(3.45)	6.83
MSCI China Net Index	31.17	(3.20)	4.50

[1] Since the inception of OCHIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.

Performance Inception Date	May 01, 2017
Material Change Date	Sep. 30, 2025
Net Assets	$ 51,478,090
Holdings Count	51
Advisory Fees Paid, Amount	$ 460,825
Investment Company, Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$51,478,090	51	127%	$460,825

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	98.7
Short-Term Investments	1.4
Other Liabilities less Assets	(0.1)

Top Ten Holdings (% of Net Assets)

Alibaba Group Hldg. Ltd.	8.2
Tencent Hldgs. Ltd.	8.2
Zijin Mining Group Co. Ltd.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
China Construction Bank Corp.	3.1
China Hongqiao Group Ltd.	2.6
Harbin Electric Co. Ltd.	2.5
Micron Technology, Inc.	2.5
Contemporary Amperex Technology Co. Ltd.	2.4
NetEase, Inc.	2.4

Top Ten Industries (% of Net Assets)

Interactive Media & Services	9.9
Banks	9.8
Metals & Mining	9.1
Semiconductors & Semiconductor Equipment	8.8
Broadline Retail	8.2
Electronic Equipment, Instruments & Components	6.5
Electrical Equipment	6.2
Hotels, Restaurants & Leisure	5.2
Insurance	5.1
Capital Markets	4.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Alibaba Group Hldg. Ltd.	8.2
Tencent Hldgs. Ltd.	8.2
Zijin Mining Group Co. Ltd.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
China Construction Bank Corp.	3.1
China Hongqiao Group Ltd.	2.6
Harbin Electric Co. Ltd.	2.5
Micron Technology, Inc.	2.5
Contemporary Amperex Technology Co. Ltd.	2.4
NetEase, Inc.	2.4

Material Fund Change [Text Block]	How has the Fund changed? The Oberweis China Opportunties Fund’s expense limit was reduced to 1.55% effective September 30, 2025.
Material Fund Change Expenses [Text Block]	The Oberweis China Opportunties Fund’s expense limit was reduced to 1.55% effective September 30, 2025.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.
Oberweis International Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis International Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIOX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Investor Class	$156	1.35%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 30.71%, outperforming its benchmarked index, the MSCI World ex-US Small Cap Growth Index, which returned 29.69%.

•   International equities appreciated considerably in 2025, with developed market international equities broadly outperforming US equities. Internationally, value stocks significantly outperformed growth, leading to a significant dispersion of returns between value-oriented and growth-oriented non-US equities in 2025.

•   At the country level, Sweden, Germany, and Spain were the leading contributors to portfolio performance while Canada, Israel, and Australia were the leading detractors.

•   At the sector level, the portfolio was positively impacted by stock selection in industrials, financials, and consumer discretionary, while materials, technology, and energy detracted from performance.

•   At the stock level, Hensoldt AG (HAG GY), SAAB AB (SAABB SS), and Ryohin Keikaku (7453 JP) were among the top contributors to performance; Sanrio (8136 JP), Jvckenwood (6632 JP), and Fujikura Kasei (4620 JP) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $10,000.00 Investment (December 31, 2015 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIOX	30.71	-1.18	6.58
MSCI World ex-US Small Cap Growth Index	29.69	3.16	7.43
MSCI EAFE Index	31.22	8.92	8.18

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Net Assets	$ 398,501,028
Holdings Count	78
Advisory Fees Paid, Amount	$ 3,794,534
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$398,501,028	78	125%	$3,794,534

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	96.8
Short-Term Investments	2.8
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)

Games Workshop Group PLC	2.7
Mitsui E&S Co. Ltd.	2.5
Storebrand ASA	2.4
Aritzia, Inc.	2.3
IMI PLC	2.3
De' Longhi SpA	2.2
Genesis Minerals Ltd.	2.1
Konecranes Oyj	2.0
CTS Eventim AG & Co.	2.0
Taisei Corp.	1.9

Top Ten Industries (% of Net Assets)

Machinery	10.8
Construction & Engineering	9.2
Capital Markets	6.5
Metals & Mining	6.1
Insurance	5.5
Specialty Retail	4.9
Energy Equipment & Services	4.5
Electronic Equipment, Instruments & Components	4.3
Leisure Products	3.7
Pharmaceuticals	3.5

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Games Workshop Group PLC	2.7
Mitsui E&S Co. Ltd.	2.5
Storebrand ASA	2.4
Aritzia, Inc.	2.3
IMI PLC	2.3
De' Longhi SpA	2.2
Genesis Minerals Ltd.	2.1
Konecranes Oyj	2.0
CTS Eventim AG & Co.	2.0
Taisei Corp.	1.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.
Oberweis International Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIIX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis International Opportunities Fund - Institutional Class	$12,709	1.10%

Expenses Paid, Amount	$ 12,709
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 31.07%, outperforming its benchmarked index, the MSCI World ex-US Small Cap Growth Index, which returned 29.69%.

•   International equities appreciated considerably in 2025, with developed market international equities broadly outperforming US equities. Internationally, value stocks significantly outperformed growth, leading to a significant dispersion of returns between value-oriented and growth-oriented non-US equities in 2025.

•   At the country level, Sweden, Germany, and Spain were the leading contributors to portfolio performance while Canada, Israel, and Australia were the leading detractors.

•   At the sector level, the portfolio was positively impacted by stock selection in industrials, financials, and consumer discretionary, while materials, technology, and energy detracted from performance.

•   At the stock level, Hensoldt AG (HAG GY), SAAB AB (SAABB SS), and Ryohin Keikaku (7453 JP) were among the top contributors to performance; Sanrio (8136 JP), Jvckenwood (6632 JP), and Fujikura Kasei (4620 JP) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $1,000,000.00 Investment (December 22, 2023 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OBIIX	31.07	19.09
MSCI World ex-US Small Cap Growth Index	29.69	15.97
MSCI EAFE Index	31.22	17.21

[1] Since the inception of OBIIX on December 22, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Performance Inception Date	Dec. 22, 2023
Net Assets	$ 398,501,028
Holdings Count	78
Advisory Fees Paid, Amount	$ 3,794,534
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$398,501,028	78	125%	$3,794,534

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	96.8
Short-Term Investments	2.8
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)

Games Workshop Group PLC	2.7
Mitsui E&S Co. Ltd.	2.5
Storebrand ASA	2.4
Aritzia, Inc.	2.3
IMI PLC	2.3
De’ Longhi SpA	2.2
Genesis Minerals Ltd.	2.1
Konecranes Oyj	2.0
CTS Eventim AG & Co.	2.0
Taisei Corp.	1.9

Top Ten Industries (% of Net Assets)

Machinery	10.8
Construction & Engineering	9.2
Capital Markets	6.5
Metals & Mining	6.1
Insurance	5.5
Specialty Retail	4.9
Energy Equipment & Services	4.5
Electronic Equipment, Instruments & Components	4.3
Leisure Products	3.7
Pharmaceuticals	3.5

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Games Workshop Group PLC	2.7
Mitsui E&S Co. Ltd.	2.5
Storebrand ASA	2.4
Aritzia, Inc.	2.3
IMI PLC	2.3
De’ Longhi SpA	2.2
Genesis Minerals Ltd.	2.1
Konecranes Oyj	2.0
CTS Eventim AG & Co.	2.0
Taisei Corp.	1.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.
Oberweis Focused International Growth Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Focused International Growth Fund
Class Name	Institutional Class
Trading Symbol	OFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Oberweis Focused International Growth Fund (“OFIGX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $100,000 investment)
	Costs of a $100,000 investment	Costs paid as a percentage of a $100,000 investment
Oberweis Focused International Growth Fund - Institutional Class	$1,120	0.95%

Expenses Paid, Amount	$ 1,120
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 35.83% and outperformed its benchmarked index, the MSCI EAFE Index, which returned 31.22%.

•   International equities appreciated considerably in 2025, with developed markets outperforming US Markets. Internationally, value outperformed growth and large caps outperformed small caps.

•   International equities appreciated considerably in 2025, with developed market international equities broadly outperforming US equities. Internationally, value stocks significantly outperformed growth, and large caps outperformed small caps.

•   At the country level, Germany, the U.K., and Australia were the top contributors, while Japan, Singapore, and Spain were top detractors.

•   At the sector level, industrials, materials, and health care contributed to performance while consumer discretionary, communication services, and energy were top detractors.

•   At the stock level, Rheinmetall AG (RHM GY), Rolls-Royce Holdings (RR/ LN), Heidelberg Materials AG (HEI GY) were among the top contributors to performance; Sea Ltd (SE), Novo Nordisk (NVO) and Sanrio (8136 JP) were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Performance of Hypothetical $100,000.00 Investment (April 01, 2022 to December 31, 2025)
Average Annual Return [Table Text Block]
	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OFIGX	35.83	8.71
MSCI EAFE Index	31.22	10.71

[1] Since the inception of OFIGX on April 1, 2022.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Performance Inception Date	Apr. 01, 2022
Material Change Date	Dec. 31, 2025
Net Assets	$ 27,737,546
Holdings Count	39
Advisory Fees Paid, Amount	$ 97,818
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$27,737,546	39	101%	$97,818

Holdings [Text Block]

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)

Equities	91.3
Short-Term Investments	8.7
Other Assets less Liabilities	0.0

Top Ten Holdings (% of Net Assets)

Sony Group Corp.	4.7
NEC Corp.	4.2
Reckitt Benckiser Group PLC	4.0
Rolls-Royce Hldgs. PLC	3.6
AstraZeneca PLC	3.6
Zurich Insurance Group AG	3.5
NatWest Group PLC	3.5
Roche Hldg. AG	3.4
Sumitomo Electric Industries Ltd.	3.4
UniCredit SpA	3.4

Top Ten Industries (% of Net Assets)

Banks	15.3
Pharmaceuticals	7.0
Insurance	5.9
Information Technology Services	5.7
Aerospace & Defense	4.9
Household Durables	4.7
Electrical Equipment	4.6
Household Products	4.0
Automobile Components	3.4
Oil, Gas & Consumable Fuels	3.1

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Sony Group Corp.	4.7
NEC Corp.	4.2
Reckitt Benckiser Group PLC	4.0
Rolls-Royce Hldgs. PLC	3.6
AstraZeneca PLC	3.6
Zurich Insurance Group AG	3.5
NatWest Group PLC	3.5
Roche Hldg. AG	3.4
Sumitomo Electric Industries Ltd.	3.4
UniCredit SpA	3.4

Material Fund Change [Text Block]	How has the Fund changed? The Oberweis Focused International Growth Fund’s expense limit was reduced to .81% effective December 31, 2025.
Material Fund Change Expenses [Text Block]	The Oberweis Focused International Growth Fund’s expense limit was reduced to .81% effective December 31, 2025.
Accountant Change Disagreements [Text Block]	Changes in and disagreements with accountants No disagreements with accountants.